Variable Interest Entities (Details 3) (Firm-administered multi-seller conduits [Member], USD $) In Millions	Dec. 31, 2010
Consolidated Firm-administered multi-seller conduits [Abstract]
Variable Interest Entity Consolidated Assets	$ 21,700
Variable Interest Entity Liabilities Consolidated VIE	21,600
Loans [Member]
Consolidated Firm-administered multi-seller conduits [Abstract]
Variable Interest Entity Consolidated Assets	21,100
Other assets [Member]
Consolidated Firm-administered multi-seller conduits [Abstract]
Variable Interest Entity Consolidated Assets	$ 600